UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

The New York State Opportunity Funds

(Exact name of registrant as specified in charter)

5710 Commons Park

E. Syracuse, New York 13057

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

5710 Commons Park

E. Syracuse, New York 13057

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	New York Equity Fund
	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCK - 96.22%

Agricultural Chemicals - 2.59%
1,200	Scotts Miracle Gro Co.	$ 51,528
1,200	Syngenta AG-ADR	46,716
		98,244
Aircraft Engines & Parts - 3.74%
2,000	United Technologies Corp.	141,860

Beverages - 8.55%
5,000	Pepsico, Inc.	324,250

Computer & Communications Equipment - 0.58%
1,500	Digi International, Inc.*	22,110

Computer Program Services - 1.19%
3,000	Divx, Inc.*	45,000

Electric Services - 0.47%
200,000	McKenzie Bay International Ltd.*	18,000

Electromedical Apparatus - 0.88%
1,500	Zoll Medical Corp.*	33,465

Electronic & Other Electrical Equipment - 5.05%
5,000	General Electric Co.	191,400

Hazardous Waste Management - 1.17%
1,000	Stericycle, Inc.*	44,460

Information Technology - 2.50%
75,630	Copytele, Inc.*	43,865
2,000	Corning, Inc.	51,100
		94,965
Malt Beverages - 1.65%
1,200	Anheuser Busch Compaines, Inc.	62,592

Measuring & Controlling Devices - 1.96%
1,000	Oyo Geospace Corp.*	74,190

Miscellaneous Electrical Machinery - 0.63%
3,000	Fuelcell Energy, Inc.*	23,760

Motorcycles - 1.89%
1,200	Harley Davidson, Inc.	71,532

Newspapers, Printing & Publishing - 1.96%
4,000	Gatehouse Media, Inc.	74,200

Oil & Gas Field Exploration Services - 1.62%
1,000	Dawson Geographics, Inc.*	61,420

Othopedic, Prosthetic & Surgical Appliances & Supplies - 7.46%
2,000	Hansen Medical, Inc.*	37,780
500	Intuitive Surgical, Inc.*	69,385
3,000	Respironics, Inc.*	127,770
3,000	Symmetry Medical, Inc.*	48,030
		282,965
Pharmaceutical Preparations - 9.33%
3,000	Pfizer, Inc.	76,710
4,500	Johnson & Johnson	277,290
		354,000
Radio & TV Broadcasting Equipment - 2.32%
5,000	Anaren, Inc.*	88,050

Railroad Equipment - 1.24%
3,900	Protec Rail Products, Inc.	47,151

Refuse System - 1.69%
3,000	American Ecology Corp.	64,260

Retail Eating - 4.01%
3,000	McDonalds Corp.	152,280

Semiconductors & Related Devices - 1.29%
3,500	Ultra Clean Holdings, Inc.*	48,930

Services - Integrated Systems - 1.50%
1,500	Quality Systems, Inc.	56,955

Soap & Detergents - 8.07%
5,000	Procter & Gamble Co.	305,950

Software - 0.52%
220,000	Nibex, Inc.+	19,800

State Commerical Bank - 1.04%
4,000	Trustco Bank Corp. NY	39,520

Sugar & Confectionery Products - 3.75%
2,000	Rocky Mountain Chocolate Factory, Inc.	31,760
2,000	Wrigley (WM.) Jr. Co.	110,620
		142,380
Surgical & Medical Instruments - 17.57%
2,000	3M Co.	173,580
6,000	Accuray, Inc.*	133,080
10,000	Angiodynam, Inc.*	180,100
1,000	Bard C.R., Inc.	82,630
2,000	EV3, Inc.*	33,760
1,000	Stryker Corp.	63,090
		666,240

TOTAL FOR COMMON STOCK (Cost $3,806,917) - 96.22%		$3,649,929

TOTAL INVESTMENTS (Cost $3,806,917) - 96.22%		$3,649,929

OTHER ASSETS LESS LIABILITIES - 3.78%		143,410

NET ASSETS - 100.00%		$3,793,339

+ Restricted Security
* Non-income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
New York Equity Fund
1. SECURITY TRANSACTIONS

At June 30, 2007 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,806,917 amounted to $156,987, which consisted of aggregate gross unrealized appreciation of $109,019 and aggregate gross unrealized depreciation of $266,006.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New York State Opportunity Funds

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date  August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date August 27, 2007

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date August 27, 2007

* Print the name and title of each signing officer under his or her signature.